Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Schedule of Rental Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 225	$ 159	$ 151
Operating Leases, Rent Expense, Sublease Rentals	(16)	(26)	(24)
Operating Leases, Rent Expense, Net	$ 209	$ 133	$ 127